Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2016
Equity [Abstract]
Restatement Of Weighted Average Basic And Diluted Ordinary Shares And Net Income Loss Per Share [Table Text Block]
The payment date for each period’s dividend will be set by the Company’s management to be as close as practicable to, but no less than, 10 days after the record date.

Payment Date	Amount

June 22, 2015 (for the 2014 Annual Dividend)	$1,038,967

October 19, 2015 (for the 2015 Six Month Dividend)	$870,745

July 20, 2016 (for the 2015 Annual Dividend)	$499,630

Schedule of Employee Stock Ownership Plan (ESOP) Disclosures
At June 30, 2016 and December 31, 2015, the Company has reserved 1,420,490 and 2,816,470 shares, respectively, of its authorized but unissued Ordinary Shares for possible future issuance in connection with the following:

	June 30,	December 31,
	2016	2015

Incentive Plans Shares	270,490	416,470

Contingently Issuable Incentive Shares-King's Gaming	500,000	500,000

Issuable Incentive Shares-Bao Li Gaming	650,000	650,000

Contingently Issuable Incentive Shares-Oriental VIP Room	-	1,250,000

Total	1,420,490	2,816,470